Income Taxes (Tables)	12 Months Ended
Dec. 31, 2010
Income Taxes [Abstract]
Schedule Of Per Share Distributions To Stockholders

	For the Years Ended December 31,
	2010	2009	2008
Common share distribution	$0.800000	$0.800000	$1.080000
Ordinary income	0.388128	0.471792	0.677940
Capital gains(1)	0.027724	0.003708	0.145400
Unrecaptured Sec. 1250 gain	0.022784	0.003708	0.138168
Return of capital	0.384148	0.324500	0.256660
Allocable to next year	—	—	—

(1)	Capital gains include unrecaptured Sec. 1250 gains.